Reverse Stock Split:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 14. Reverse Stock Split:

In January 2016, the Company's board of directors approved an amendment to the Company's certificate of incorporation to effect a reverse split of shares of the Company's common stock at a 1-for-13 ratio. The reverse stock split will be effected prior to the effectiveness of this Registration Statement. The par value and the authorized shares of the Company's common stock and the par value and the authorized shares of the Company's preferred stock were not adjusted as a result of the reverse stock split. All shares of common stock and common stock per share amounts contained in these consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

In January 2016, the Company's board of directors approved an amendment to the Company's certificate of incorporation to effect a reverse split of shares of the Company's common stock at a 1-for-13 ratio. The reverse stock split will be effected prior to the effectiveness of this Registration Statement. The par value and the authorized shares of the Company's common stock and the par value and the authorized shares of the Company's preferred stock were not adjusted as a result of the reverse stock split. All shares of common stock and common stock per share amounts contained in these consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.